Interest charges and related fees (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Interest charges and related fees

	2022	2021 1)	2020 1)
Subordinated loans	119	110	110
Trust pass-through securities	9	8	9
Borrowings	115	65	96
Other	85	64	190
Total	329	246	405

Included in interest charges and related fees:
Interest charges accrued on financial liabilities not carried at fair value through profit or loss	221	121	132

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Aegon N.V [member]
Statement [LineItems]
Interest charges and related fees

	2022	2021

Subordinated borrowings	72	68

Borrowings	52	54

Other	3	8

Total	127	129